SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL
Stock Option Activity
	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2018	959,100	$3.40
Granted	396,500	$3.10
Expired	(31,500)	$6.50
Cancelled	(224,700)	$3.20
Forfeited	(79,400)	$5.40
Exercised	(62,250)	$2.80
Outstanding, December 31, 2019	957,750	$3.10
Granted	382,000	$2.80
Expired	(9,000)	$5.00
Cancelled	(180,125)	$3.00
Exercised	(123,375)	$2.40
Outstanding, December 31, 2020	1,027,250	$3.10
Granted	680,000	$2.60
Expired	(5,000)	$2.00
Cancelled	(25,000)	$2.60
Exercised	(99,500)	$2.10
Outstanding, December 31, 2021	1,577,750	$3.00

Stock Options Outstanding
Exercise	Expiry	Options Outstanding	Exercisable	Unvested
Price	Date	December 31, 2021
$2.60	September 22, 2026	650,000	81,250	568,750
$3.70	May 24, 2026	30,000	7,500	22,500
$5.00	August 17, 2025	72,000	45,000	27,000
$2.20	May 4, 2025	203,125	152,344	50,781
$4.40	November 1, 2024	110,000	110,000	-
$2.00	July 29, 2024	144,875	144,875	-
$3.30	October 17, 2023	61,000	61,000	-
$2.80	April 6, 2023	59,750	59,750	-
$3.10	February 20, 2023	20,000	20,000	-
$3.50	September 1, 2022	86,000	86,000	-
$3.30	June 12, 2022	79,000	79,000	-
$4.90	January 12, 2022	62,000	62,000	-
		1,577,750	908,719	669,031

Weighted Average Assumptions
	Year ended December 31
	2021	2020	2019
Risk-free interest rate	1.46%	1.46%	1.54%
Expected life of options in years	4.54	4.06	4.5
Expected volatility	105.91%	132.74%	132.75%
Expected dividend yield	Nil	Nil	Nil
Expected forfeiture rate	12%	12%	12%
Weighted average fair value of options granted during the period	$2.01	$3.00	$3.10

Share-based Payments
	2021	2020	2019
Consolidated Statement of Operations
Share based payments	583,801	770,617	707,802
	$583,801	$770,617	$707,802
Consolidated Statement of Financial Position
Gibellini exploration	89,452	124,855	79,888
Pulacayo exploration	70,059	86,772	39,139
	159,511	211,627	119,027
Total share-based payments	$743,312	$982,244	$826,829

Warrant Activity
	Number of Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2018	2,731,803	$4.40
Exercised	(65,143)	$3.80
Outstanding, December 31, 2019	2,666,660	$4.40
Issued	1,669,190	$1.80
Expired	(275,976)	$5.10
Exercised	(1,402,767)	$2.20
Outstanding, December 31, 2020	2,657,107	$2.30
Issued	335,405	$4.54
Expired	(254,691)	$3.33
Exercised	(1,268,341)	$2.57
Outstanding, December 31, 2021	1,469,480	$2.39

Warrants Outstanding
Exercise Price	Expiry Date	Number of Warrants at December 31, 2021
$4.76	February 8, 2023	300,000
$1.60	May 20, 2023	496,200
$1.60	May 1, 2023	463,800
$2.60	October 21, 2022	14,100
$2.60	September 22, 2022	21,305
$2.60	June 13, 2022	52,159
$2.60	April 12, 2022	100,250
$2.60	January 13, 2022	21,666
		1,469,480